Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Schedule of Basic and Diluted Net Loss Per Share

The following table reflects the calculation of basic and diluted net earnings (loss) per share (in dollars, except per share amounts):

	For Three Months Ended				For Six Months Ended
	June 30, 2023		June 30, 2022		June 30, 2023		June 30, 2022
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted earnings (loss) per ordinary share
Numerator:
Allocation of net earnings (loss)	$72,417	$159,912	(401,997)	$(99,504)	$(119,355)	$(263,561)	$2,295,106	$568,095
Denominator:
Basic and diluted weighted average shares outstanding	1,301,952	2,875,000	11,615,000	2,875,000	1,301,952	2,875,000	11,615,000	2,875,000
Basic and diluted net earnings (loss)	$0.056	$0.056	(0.035)	$(0.035)	(0.092)	$(0.092)	$0.198	$0.198

The following table reflects the calculation of basic and diluted net earnings (loss) per share (in dollars, except per share amounts):

	For the Year Ended December 31, 2022		For the Period from April 12, 2021 (Inception) Through December 31, 2021 (as restated)
	Class A	Class B	Class A	Class B
Basic and diluted earnings (loss) per ordinary share
Numerator:
Allocation of net earnings (loss)	$5,605,148	$1,570,832	$(2,839,120)	$(702,753)
Denominator:
Basic and diluted weighted average shares outstanding	10,258,764	2,875,000	11,615,000	2,875,000
Basic and diluted net earnings (loss) per ordinary share	$0.546	$0.546	$(0.244)	$(0.244)

Jet Token, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Breakout of Revenue

The following is a breakout of revenue components by subcategory for the three and six months ended June 30, 2023 and 2022.

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2023	2022	2023	2022

Software App and Cirrus Charter	$1,558,697	$337,376	$2,552,950	$735,643
Jet Card and Fractional Programs	811,140	472,166	1,358,685	805,336
Management and Other Services	422,971	-	756,681	-
Fractional/Whole Aircraft Sales	-	6,200,000	-	6,200,000
	$2,792,808	$7,009,542	$4,668,316	$7,740,979

The following is a breakout of revenue components by subcategory for the years ended December 31, 2022 and 2021.

	2022	2021
Jet card and charter programs	$4,662,728	$1,112,195
Fractional/Whole Aircraft Sales	17,200,000	-
	$21,862,728	$1,112,195